REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Summary of disaggregation of revenue

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Public cloud services recognized over time	2,942,610	2,669,951	398,613
Enterprise cloud services:
Recognized at a point in time	1,037,555	351,374	52,459
Recognized over time	4,622	1,057,709	157,912
	1,042,177	1,409,083	210,371
Others:
Recognized at a point in time	1,171	—	—
Recognized over time	1,261	1,273	190
	2,432	1,273	190
	3,987,219	4,080,307	609,174

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Public cloud services recognized over time	4,628,609	4,015,989	564,559
Enterprise cloud services:
Recognized at a point in time	1,579,876	440,821	61,970
Recognized over time	189,166	1,590,237	223,552
	1,769,042	2,031,058	285,522
Others:
Recognized at a point in time	1,134	—	—
Recognized over time	2,269	2,047	288
	3,403	2,047	288
	6,401,054	6,049,094	850,369

Summary of revenue, remaining performance obligation

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at June 30, 2022 are primarily related to enterprise cloud services, which are as follows:

	RMB	US$
	(unaudited)	(unaudited)
Within one year	30,361	4,533
More than one year	21,034	3,140
Total	51,395	7,673

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of September 30, 2022 are primarily related to enterprise cloud services, which are as follows:

	RMB	US$
	(unaudited)	(unaudited)
Within one year	38,698	5,440
More than one year	41,530	5,838
Total	80,228	11,278

Summary of contract with customer liability recognized

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenue recognized from amounts included in contract liabilities at the beginning of the period	46,123	139,661	20,851

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenue recognized from amounts included in contract liabilities at the beginning of the period	78,808	160,377	22,545

Schedule of other gain (loss), net

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)

Gross unrealized gain on equity investments held	15,488	—	—
Gross unrealized loss (including impairment) on equity investments held	—	(13,825)	(2,064)
Net realized gain (loss) on equity investments sold	5,651	(123)	(18)
Changes in fair value of purchase consideration in a business acquisition	—	(14,018)	(2,093)
	21,139	(27,966)	(4,175)

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Gross unrealized gain on equity investments held	15,488	—	—
Gross unrealized loss (including impairment) on equity investments held	—	(48,841)	(6,866)
Net realized gain (loss) on equity investments sold	5,651	(123)	(17)
Changes in fair value of purchase consideration in a business acquisition	—	(21,245)	(2,987)
	21,139	(70,209)	(9,870)

Schedule of other income (expense), net

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Government grants	8,612	23,895	3,567
Income from ADS Reimbursement (Note 11)	5,016	5,056	755
Value added tax transferred out	(6,223)	(6,291)	(939)
Gain on disposal of property and equipment	14	3,276	489
Others	(1,029)	(5,935)	(886)
	6,390	20,001	2,986

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Government grants	11,386	27,165	3,819
Income from ADS Reimbursement (Note 11)	7,498	7,646	1,075
Value added tax transferred out	(9,419)	(9,488)	(1,334)
Gain on disposal of property and equipment	65	3,286	462
Others	(3,736)	(9,687)	(1,362)
	5,794	18,922	2,660